Investment Properties	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about investment property [abstract]
Investment Properties
16.	Investment Properties:

(f)	The future cash flows related to short-term lease agreements in effect as of December 31, 2019 correspond to Ch$8,611 million.

	2017	2018	2019
	MCh$	MCh$	MCh$
Net Balance as of January 1,	14,674	14,306	13,938
Additions resulting from business combinations	―	―	―
Reclassifications	―	―	(389)
Disposals	―	―	―
Depreciation charges in the period	(368)	(368)	(359)
Impairment	―	―	―
Net Balance as of December 31,	14,306	13,938	13,190

Estimated useful lives applied by the Bank are presented in Note No. 2(m) on Property and equipment.

As of December 31, 2019, the fair value of the investment properties held by the Bank is Ch$46,613 million (Ch$46,562 million as of December 31, 2018).

In 2019, the Bank earned income of Ch$6,136 million (Ch$6,265 million in 2018) renting out their investment properties. In the same period the Bank incurred corresponding expenses of Ch$2,794 million and Ch$3,131 million per year in 2018 and 2019.